RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions	Amount due to related parties:

	As of December 31,
	2021	2020
Mr. Haigang Yan	$3,136,910	$3,065,181
Mr. Bingshan Guo	217,258	212,290
Total	$3,354,168	$3,277,471

Schedule Of Due From Due To Related Parties

	For the Years ended December 31,
	2021	2020	2019
Loan provided by related parties to the Company:
Mr. Haigang Yan	—	2,899,559	—
Mr. Xiangyang Guo	—	—	724,800
Total	$—	$2,899,559	$724,800
Loan repaid to related parties by the Company
Mr. Xiangyang Guo	—	869,868	—
Mr. Yonghong Che	—	—	50,736
Mr. Bingshan Guo	—	—	9,132
Total	$—	$869,868	$59,868